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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Schedule of Investments | 8/31/11 (unaudited)

 Principal

 Amount

 USD ($)

 S&P / Moody's

 Ratings

 (unaudited)

 Value

 COLLATERALIZED LOAN OBLIGATIONS — 2.2% OF NET ASSETS

 BANKS — 2.2%

 Diversified Banks — 0.7%

 1,000,000

 (a)(b)(c)

 BB+/B1

 Primus, Ltd., 2007-2A D, 2.649%, 7/15/21 (144A)

 $

 577,920

 1,000,000

 (a)(b)

 B+/B2

 Rampart, Ltd., 2006-1A, 3.80%, 4/18/21 (144A)

 742,580

 951,289

 (a)(b)

 CCC-/Caa3

 Stanfield McLaren, Ltd., 2007-1A B2L, 4.819%, 2/27/21 (144A)

 699,559

 $

 2,020,059

 Thrifts & Mortgage Finance — 1.5%

 1,000,000

 (a)(b)

 NR/NR

 ACA, Ltd., 2007-1A D, 2.599%, 6/15/22 (144A)

 $

 744,210

 1,000,000

 (a)(b)

 BBB-/Ba1

 Goldman Sachs Asset Management Plc, 2007-1A D, 3.004%, 8/1/22 (144A)

 776,950

 1,000,000

 (a)(b)

 BBB/Baa3

 Gulf Stream Sextant, Ltd., 2007-1A D, 2.645%, 6/17/21 (144A)

 765,150

 1,000,000

 (a)(b)

 B/Ba3

 Landmark CDO, Ltd., 2007-9A E, 3.749%, 4/15/21 (144A)

 804,810

 2,000,000

 (a)(b)

 BB+/Ba3

 Stone Tower, Ltd., 2007-6A C, 1.60%, 4/17/21 (144A)

 1,409,200

 $

 4,500,320

 Total Banks

 $

 6,520,379

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost $6,518,536)

 $

 6,520,379

 SENIOR SECURED FLOATING RATE LOAN INTERESTS                                                                                                                                                                                                                    — 136.9% OF NET ASSETS*

 BANKS — 0.5%

 Thrifts & Mortgage Finance — 0.5%

 1,500,000

 B/NR

 Ocwen Financial Corporation, Initial Term Loan, 0.00%, 9/1/16

 $

 1,451,250

 Total Banks

 $

 1,451,250

 ENERGY — 4.2%

 Coal & Consumable Fuels — 0.3%

 1,000,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.206%, 8/7/13

 $

 1,000,000

 Integrated Oil & Gas — 0.5%

 1,489,103

 BBB/Baa2

 Glenn Pool Oil + Gas Trust 1, Term Loan, 0.00%, 5/2/16

 $

 1,477,935

 Oil & Gas Drilling — 0.7%

 1,681,818

 NR/B2

 Big West Oil LLC, Term Loan, 7.00%, 3/31/16

 $

 1,677,614

 27,171

 (a)(d)(e)

 NR/NR

 TARH E&P Holdings, L.P., First Lien Second Out, 5.83%, 6/29/12

 27,171

 457,024

 (a)(d)(e)

 NR/NR

 TARH E&P Holdings, L.P., Second Lien Debt Term Loan, 0.36%, 6/29/12

 457,024

 $

 2,161,809

 Oil & Gas Equipment & Services — 1.8%

 2,330,389

 B/Ba3

 Aquilex Holdings LLC, Term Loan, 6.00%, 4/1/16

 $

 1,910,918

 3,442,723

 B+/B2

 Frac Tech Services, Delayed Draw Term Loan B, 6.25%, 5/6/16

 3,316,489

 $

 5,227,407

 Oil & Gas Refining & Marketing — 0.1%

 400,000

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 4.00%, 7/26/18

 $

 384,000

 Oil & Gas Storage & Transportation — 0.8%

 2,200,000

 B/B1

 Semgroup Corp., Term Loan B, 5.75%, 6/18/18

 $

 2,200,000

 Total Energy

 $

 12,451,151

 MATERIALS — 7.2%

 Aluminum — 0.8%

 238,399

 BB/Ba2

 Noranda Aluminum Acquisition Corp., Term Loan B, 1.971%, 5/18/14

 $

 230,055

 2,238,750

 BB-/Ba2

 Novelis New, Term Loan B, 3.75%, 12/22/16

 2,151,999

 $

 2,382,054

 Diversified Chemicals — 1.5%

 521,363

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term Loan C, 3.246%, 10/31/16

 $

 508,981

 1,279,721

 B/B1

 General Chemical Corp., New Tranche B, Term Loan, 5.002%, 10/6/15

 1,231,731

 156,281

 BB-/NR

 Huntsman International LLC, Extended Term Loan B, 2.719%, 4/19/17

 145,293

 1,175,735

 BB+/Ba1

 Solutia, Inc., Term Loan 1, 3.50%, 8/1/17

 1,131,279

 1,462,650

 B/B2

 Univar, Inc., Term Loan B, 5.00%, 6/30/17

 1,363,921

 $

 4,381,205

 Diversified Metals & Mining — 0.5%

 1,050,000

 B+/NR

 U.S. Silica Co., Inc., Term Loan, 4.75%, 6/8/17

 $

 1,047,375

 633,663

 BB-/B1

 Walter Energy, Inc., Term Loan B, 4.00%, 4/2/18

 611,484

 $

 1,658,859

 Metal & Glass Containers — 0.1%

 227,324

 B/Ba3

 Bway Holding Co., Replacement Term Loan B, 4.503%, 2/23/18

 $

 215,389

 Metal & Glass Containers — (continued)

 20,183

 B/Ba3

 Bway Holding Co., Replacement Term Loan C, 4.503%, 2/23/18

 $

 19,123

 $

 234,512

 Paper Packaging — 1.2%

 766,940

 B+/B1

 Graham Packaging Co. LP, Term Loan C, 6.75%, 4/5/14

 $

 761,827

 1,354,763

 B+/B1

 Graham Packaging Co. LP, Term Loan D, 6.00%, 9/23/16

 1,344,037

 1,537,213

 BBB-/Ba2

 Graphic Packaging International, Inc., Incremental Term Loan, 2.99%, 5/16/14

 1,493,786

 $

 3,599,650

 Paper Products — 0.6%

 1,995,000

 B/B1

 Exopack LLC/Cello Foil Products, Inc., Term Loan B, 6.50%, 5/31/17

 $

 1,915,200

 Precious Metals & Minerals — 0.7%

 2,081,250

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $

 1,990,195

 Specialty Chemicals — 1.8%

 4,000,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.50%, 8/29/16

 $

 3,946,668

 650,000

 BB-/Ba2

 Harko C.V.(OM Group, Inc.), Term B Dollar Loan, 5.75%, 8/2/17

 645,125

 698,241

 BB+/Ba1

 Nalco Co., Tranche B-1Term Loan, 4.50%, 10/5/17

 695,914

 $

 5,287,707

 Total Materials

 $

 21,449,382

 CAPITAL GOODS — 9.7%

 Aerospace & Defense — 3.9%

 2,900,000

 BB-/B2

 API Technologies Corp., Term Loan, 7.75%, 6/27/16

 $

 2,718,750

 757,268

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.26%, 7/31/14

 715,618

 1,098,244

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 6.25%, 7/5/16

 1,055,687

 1,648,763

 BB/B1

 Hunter Defense Technologies, Inc., Term Loan, 3.50%, 8/22/14

 1,500,375

 1,747,762

 B/NR

 IAP Worldwide Services, Inc., First Lien Term Loan, 9.25%, 12/30/12

 1,731,013

 1,492,500

 B+/Ba3

 SI Organization, Inc., Tranche B Term Loan, 4.50%, 11/22/16

 1,373,100

 1,000,000

 B/B3

 Sotera Defense Solutions, Inc., Term Loan B, 7.00%, 4/21/17

 985,000

 727,613

 B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.26%, 7/31/14

 687,594

 998,229

 (e)

 BB/Ba2

 TASC, Inc., New Tranche B Term Loan, 4.50%, 12/18/15

 949,565

 $

 11,716,702

 Building Products — 2.0%

 1,720,688

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 4.00%, 3/10/18

 $

 1,630,351

 2,490,000

 B/B2

 CPG International  I, Inc., Term Loan, 6.00%, 2/18/17

 2,365,500

 949,153

 B+/B1

 Custom Building Products, Inc., Term Loan, 5.75%, 3/19/15

 896,949

 1,105,913

 B+/B1

 Goodman Global, Inc., Initial First Lien Term Loan, 5.75%, 10/28/16

 1,089,324

 $

 5,982,124

 Construction & Engineering — 0.4%

 1,214,218

 BBB-/Ba1

 URS Corp., Tranche B Term Loan, 2.471%, 5/15/13

 $

 1,210,423

 Construction & Farm Machinery & Heavy Trucks — 0.8%

 1,615,000

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

 $

 1,556,456

 955,000

 BB/NR

 Terex Corp., U.S. Term Loan B, 5.50%, 4/28/17

 936,696

 $

 2,493,152

 Electrical Components & Equipment — 1.5%

 1,315,063

 BB-/Ba3

 Excelitas Technologies Corp., Term Loan B, 6.50%, 11/29/16

 $

 1,315,063

 2,044,725

 B+/B1

 Pelican Products, Inc., Term Loan, 5.00%, 3/7/17

 1,991,051

 1,229,216

 B+/B1

 Scotsman Industries, Inc., Term Loan, 5.756%, 4/30/16

 1,192,340

 $

 4,498,454

 Industrial Conglomerates — 0.5%

 1,270,000

 B+/B2

 Pro Mach, Inc., Term Loan, 6.25%, 7/6/17

 $

 1,257,300

 318,774

 BB/Ba2

 Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16

 310,805

 $

 1,568,105

 Industrial Machinery — 0.6%

 1,260,000

 B+/B1

 Alliance Laundry Systems LLC, Term Loan, 6.25%, 9/30/16

 $

 1,228,500

 500,000

 BB/Ba2

 TriMas Co., Tranche B Term Loan, 4.25%, 6/21/17

 485,000

 $

 1,713,500

 Total Capital Goods

 $

 29,182,460

 COMMERCIAL  & PROFESSIONAL SERVICES — 5.9%

 Commercial Printing — 0.5%

 1,493,000

 BB-/Caa1

 Cenveo Corp., Facility Term Loan B, 6.25%, 12/21/16

 $

 1,450,076

 Diversified Commercial & Professional Services — 1.3%

 955,000

 NR/NR

 Aramark Canada, Ltd., Canadian Term Loan, 2.121%, 1/26/14

 $

 895,312

 3,246,031

 NR/NR

 Cydcor, Inc., First Lien Tranche B Term Loan, 9.00%, 2/5/13

 3,099,960

 $

 3,995,272

 Diversified Support Services — 1.4%

 1,042,388

 B+/Ba3

 Allied Security Holdings LLC, First Lien Term Loan, 5.00%, 2/3/17

 $

 1,021,540

 1,506,763

 B+/B1

 InfoGroup, Inc., Term Loan B, 5.75%, 5/26/18

 1,419,183

 Diversified Support Services — (continued)

 1,952,080

 B+/Ba3

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

 $

 1,834,955

 $

 4,275,678

 Environmental & Facilities Services — 0.9%

 1,595,990

 B+/B1

 Brickman Group Holdings, Inc., Tranche B Term Loan, 7.25%, 10/14/16

 $

 1,584,020

 1,321,688

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

 1,242,386

 $

 2,826,406

 Human Resource & Employment Services — 0.6%

 1,895,250

 B/B1

 Nexeo Solutions LLC, Initial Term Loan, 5.00%, 9/8/17

 $

 1,781,535

 Research & Consulting Services — 0.9%

 2,785,038

 BB/B1

 Wyle Services Corp., First Lien Term Loan, 5.75%, 3/26/17

 $

 2,604,011

 Security & Alarm Services — 0.3%

 889,936

 BB/B1

 Protection One, Inc., Term Loan, 6.00%, 6/4/16

 $

 865,463

 Total Commercial  & Professional Services

 $

 17,798,441

 TRANSPORTATION — 2.9%

 Airlines — 1.9%

 847,875

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 5.75%, 3/10/17

 $

 818,199

 548,625

 BB-/Ba2

 Delta Air Lines, Inc., New Term Loan, 4.25%, 3/7/16

 524,394

 1,350,000

 BB-/Ba2

 Delta Airlines, Inc., Term Loan, 5.50%, 4/20/17

 1,261,126

 250,000

 BB-/Ba3

 United Air Lines, Inc., Tranche B Loan, 2.25%, 2/1/14

 230,625

 3,550,000

 NR/NR

 US Airways Group, Inc., Term Loan, 2.721%, 3/21/14

 2,990,875

 $

 5,825,219

 Trucking — 1.0%

 2,714,539

 NR/NR

 SIRVA Worldwide, Inc., Second Lien Term Loan, 10.00%, 5/12/15

 $

 746,498

 2,198,963

 BB-/B1

 Swift Transportation Co. LLC, Term Loan, 6.00%, 12/21/16

 2,101,384

 $

 2,847,882

 Total Transportation

 $

 8,673,101

 AUTOMOBILES & COMPONENTS — 6.0%

 Auto Parts & Equipment — 3.9%

 2,779,663

 B+/B1

 Allison Transmission, Inc., Term Loan, 2.96%, 8/7/14

 $

 2,612,883

 713,970

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.139%, 12/29/14

 649,712

 364,270

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.146%, 12/28/15

 331,486

 2,341,660

 B+/B2

 HHI Holdings LLC, Term Loan, 7.002%, 3/21/17

 2,236,285

 3,827,969

 B+/B1

 Key Safety Systems, Inc., Term Loan B, 2.469%, 3/8/14

 3,502,591

 648,750

 B+/NR

 Metaldyne LLC, Loan, 5.25%, 5/18/17

 622,800

 742,500

 BBB-/Ba1

 Tenneco, Inc., Tranche B Term Loan, 4.746%, 6/3/16

 738,788

 1,119,375

 B/Ba2

 UCI International, Inc., Term Loan, 5.50%, 7/26/17

 1,094,189

 $

 11,788,734

 Automobile Manufacturers — 2.1%

 3,425,000

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17

 $

 3,099,625

 3,233,925

 BB+/Baa3

 Ford Motor Co., Tranche B-1 Term Loan, 2.96%, 12/15/13

 3,187,437

 $

 6,287,062

 Total Automobiles & Components

 $

 18,075,796

 CONSUMER DURABLES & APPAREL — 1.2%

 Homebuilding — 0.1%

 1,000,000

 (a)(c)(f)

 BB-/B1

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $

 277,500

 4,500,000

 (a)(c)(f)

 BB-/Caaa2

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

 33,750

 $

 311,250

 Housewares & Specialties — 0.8%

 1,596,250

 BB/Ba3

 Reynolds Group Holdings, Inc., U.S. Term Loan, 6.50%, 2/9/18

 $

 1,541,711

 861,164

 BB-/Ba2

 Yankee Candle Co., Inc., Term Loan, 2.23%, 2/6/14

 810,929

 $

 2,352,640

 Leisure Products — 0.3%

 1,000,000

 B+/Ba2

 SRAM LLC, Term Loan, 4.767%, 6/7/18

 $

 955,000

 Total Consumer Durables & Apparel

 $

 3,618,890

 CONSUMER SERVICES — 7.9%

 Casinos & Gaming — 1.0%

 2,000,000

 B/B3

 Caesars Entertainment Operating Co., Inc., Term Loan B-1, 3.253%, 1/28/15

 $

 1,730,834

 1,182,000

 B/B3

 Caesars Entertainment Operating Co., Inc., Term Loan B-4, 9.50%, 10/31/16

 1,187,910

 33,470

 NR/NR

 Las Vegas Sands LLC, Delayed Draw I Term Loan (Extending), 0.00%, 11/23/16

 31,211

 166,530

 NR/NR

 Las Vegas Sands LLC, Tranche B Term Loan (Extending), 0.00%, 11/23/16

 154,925

 $

 3,104,880

 Education Services — 2.2%

 2,089,501

 B/B1

 Ascend Learning, LLC, First Lien Term Loan, 7.01%, 12/6/16

 $

 2,016,369

 3,832,815

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 4.23%, 5/28/15

 3,669,920

 Education Services — (continued)

 987,179

 B+/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 2.50%, 7/3/14

 $

 824,788

 $

 6,511,077

 Hotels, Resorts & Cruise Lines — 0.4%

 1,123,482

 B/B3

 Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.00%, 7/16/14

 $

 1,101,012

 Leisure Facilities — 0.6%

 1,714,555

 BB-/Ba2

 Cedar Fair, LP, U.S., Term Loan -1, 4.00%, 12/15/17

 $

 1,667,405

 Restaurants — 2.1%

 1,641,750

 BB-/Ba3

 Burger King Corp., Tranche B Term Loan, 4.50%, 10/19/16

 $

 1,565,819

 324,464

 BB-/Ba2

 DineEquity, Inc., Term Loan B-1, 4.25%, 10/19/17

 314,324

 4,044,700

 NR/NR

 Dunkin' Brands, Inc., Term Loan B-2, 4.00%, 11/23/17

 3,911,561

 470,251

 BB/Ba2

 Wendy's/Arby's Restaurants LLC, Term Loan, 5.00%, 5/24/17

 465,549

 $

 6,257,253

 Specialized Consumer Services — 1.6%

 1,175,000

 BB-/Ba3

 Kar Auction Services, Inc., Term Loan B, 5.00%, 5/19/17

 $

 1,128,000

 3,850,628

 B+/B1

 Wash MultiFamily Laundry Services LLC, Term Loan, 7.00%, 8/28/14

 3,831,375

 $

 4,959,375

 Total Consumer Services

 $

 23,601,002

 MEDIA — 24.2%

 Advertising — 1.9%

 1,492,500

 B+/NR

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.25%, 12/17/17

 $

 1,420,363

 3,456,279

 BB-/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/9/16

 3,162,496

 1,262,529

 BB/Baa3

 Lamar Media Corp., Term Loan B, 4.00%, 12/30/16

 1,230,965

 $

 5,813,824

 Broadcasting — 8.6%

 1,306,506

 NR/Caa2

 FoxCo Aquisition Sub LLC, Term Loan, 4.75%, 7/14/15

 $

 1,228,115

 836,206

 NR/NR

 New Young Broadcasting Holding Co., Term Loan, 8.00%, 6/30/15

 823,663

 AUD

 13,503,085

 NR/NR

 SMG H5 Pty, Ltd., FacilityTerm Loan A, 6.614%, 12/24/12

 13,629,620

 1,801,738

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 4.25%, 2/11/17

 1,740,929

 9,716,995

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.471%, 3/31/17

 8,368,762

 $

 25,791,089

 Cable & Satellite — 9.0%

 19,591,675

 (a)(c)(d)

 NR/B3

 Broadstripe LLC, First Lien Term Loan, 0.00%, 12/31/11

 $

 8,522,378

 1,428,203

 (a)(c)(d)

 NR/NR

 Broadstripe LLC, Revolver, 0.00%, 12/31/11

 621,268

 7,671,718

 BB-/Ba3

 Cequel Communications LLC, Term Loan, 2.205%, 11/5/13

 7,387,864

 1,596

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan B-1, 2.23%, 3/6/14

 1,552

 4,329,588

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan C, 3.50%, 9/6/16

 4,117,438

 1,980,000

 BB-/Ba3

 MCC Iowa LLC, Tranche F Term Loan, 4.50%, 10/23/17

 1,871,100

 4,759,412

 B-/B1

 WideOpenWest Finance LLC, First Lien Term Loan, 2.71%, 6/30/14

 4,426,253

 $

 26,947,853

 Movies & Entertainment — 3.8%

 2,380,607

 B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-1, 2.651%, 12/31/13

 $

 2,247,690

 1,513,488

 B+/NR

 Alpha Topco, Ltd. (Formula One), Facility Term Loan B-2, 2.651%, 12/31/13

 1,428,986

 1,196,048

 B-/B1

 Carmike Cinemas, Inc., Initial Term Loan, 5.50%, 1/27/16

 1,137,740

 1,592,019

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

 1,528,338

 3,980,000

 B-/B3

 Knology, Inc., Term Loan B, 4.00%, 8/18/17

 3,810,850

 1,227,480

 B/B3

 Lodgenet Entertainment Corp., Closing Date Term Loan, 6.50%, 4/4/14

 1,104,732

 $

 11,258,336

 Publishing — 0.9%

 978,374

 B+/Ba3

 Interactive Data Corp., Term Loan B, 4.50%, 2/11/18

 $

 927,009

 EURO

 890,707

 NR/NR

 Mediannuaire Holding, Term Loan C-2, 0.00%, 10/12/15

 713,179

 EURO

 891,129

 NR/NR

 Mediannuaire Holding, Term Loan B-3, 3.719%, 10/12/15

 713,517

 423,921

 B-/B1

 R.H. Donnelley Inc., Term Loan, 9.00%, 10/24/14

 243,754

 $

 2,597,459

 Total Media

 $

 72,408,561

 RETAILING — 5.9%

 Apparel Retail — 0.9%

 2,487,500

 B/B1

 Gymboree Corp., Term Loan, 5.00%, 2/23/18

 $

 2,230,044

 603,765

 NR/NR

 Johnny Appleseed's, Inc., First Lien Term Loan, 4.00%, 4/25/16

 483,012

 131,887

 NR/NR

 Johnny Appleseed's, Inc., Junior Term Loan, 1.00%, 4/25/17

 47,479

 $

 2,760,535

 Automotive Retail — 0.5%

 399,000

 BB+/Ba3

 Autotrader.com, Inc., Tranche B Term Loan, 4.00%, 12/15/16

 $

 392,516

 Automotive Retail — (continued)

 1,150,000

 NR/NR

 Stackpole Powertrain International ULC, Term Loan, 7.50%, 8/2/17

 $

 1,092,500

 $

 1,485,016

 General Merchandise Stores — 2.3%

 4,268,478

 BB+/Ba3

 Dollar General Corp., Tranche B-2 Term Loan, 2.961%, 7/7/14 (144A)

 $

 4,177,773

 2,841,135

 BBB/Ba1

 Dollar General Corp., Tranche B-1 Term Loan, 2.977%, 7/7/14 (144A)

 2,780,761

 $

 6,958,534

 Home Improvement Retail — 0.1%

 200,000

 B+/Ba3

 Hillman Group, Inc., The, Term Loan, 5.00%, 5/31/16

 $

 195,000

 Oil & Gas — 0.5%

 1,610,000

 BB+/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18

 $

 1,535,538

 Specialty Stores — 1.6%

 858,786

 BBB-/Ba3

 Sally Holdings LLC, Term Loan B, 2.47%, 11/16/13

 $

 843,757

 1,985,025

 B+/Ba3

 Savers, Inc., Term Loan, 4.25%, 3/4/17

 1,920,512

 1,915,000

 B/B2

 Targus Group International, Inc., Term Loan, 11.00%, 5/24/16

 1,891,062

 $

 4,655,331

 Total Retailing

 $

 17,589,954

 FOOD & STAPLES RETAILING — 2.1%

 Drug Retail — 0.5%

 1,589,840

 B+/B3

 Rite Aid Corp. Tranche 5, Term Loans, 4.50%, 3/3/18

 $

 1,486,501

 Food Retail — 1.6%

 398,000

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/1/17

 $

 381,831

 4,794,773

 B+/Ba3

 Pinnacle Foods Finance LLC, Term Loan, 3.691%, 4/2/14

 4,537,054

 $

 4,918,885

 Total Food & Staples Retailing

 $

 6,405,386

 FOOD, BEVERAGE & TOBACCO — 4.4%

 Agricultural Products — 0.5%

 1,380,808

 B/B1

 Wm. Bolthouse Farms, Inc., First Lien Term Loan, 5.50%, 2/11/16

 $

 1,354,918

 Distillers & Vintners — 0.2%

 244,610

 BB+/Ba2

 Constellation Brands, Inc., Extending Tranche B Term Loan, 3.00%, 6/5/15

 $

 242,715

 495,835

 BB+/Ba2

 Constellation Brands, Inc., Non-Extending Tranche B Term Loan, 1.75%, 6/5/13

 498,314

 $

 741,029

 Packaged Foods & Meats — 3.7%

 977,041

 BB-/Ba3

 Dean Foods Co., Tranche B Term Loan, 1.75%, 4/2/14

 $

 957,500

 1,845,000

 B+/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.50%, 3/8/18

 1,759,668

 1,588,020

 NR/B1

 Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18

 1,508,619

 3,573,000

 B+/B1

 Pierre Foods, Inc., First Lien Term Loan, 7.00%, 9/30/16

 3,501,540

 2,500,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

 2,440,625

 969,500

 BB-/B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 5.00%, 2/16/17

 931,932

 $

 11,099,884

 Total Food, Beverage & Tobacco

 $

 13,195,831

 HOUSEHOLD & PERSONAL PRODUCTS — 2.4%

 Household Products — 1.6%

 2,444,128

 BB-/Ba2

 JohnsonDiversey, Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15

 $

 2,401,356

 2,369,789

 B/B2

 Spectrum Brands, Inc., Term Loan, 5.00%, 6/17/16

 2,282,896

 $

 4,684,252

 Personal Products — 0.8%

 2,475,000

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17

 $

 2,394,562

 Total Household & Personal Products

 $

 7,078,814

 HEALTH CARE EQUIPMENT & SERVICES — 18.2%

 Health Care Equipment & Services — 2.1%

 698,418

 B/NR

 Fenwal, Inc., First Lien Delayed Draw Term Loan, 2.573%, 2/28/14

 $

 646,037

 4,073,511

 B/NR

 Fenwal, Inc., Initial First Lien Term Loan, 2.573%, 2/28/14

 3,767,997

 234,315

 BBB-/Baa2

 Fresenius SE, Tranche D-1 Dollar Term Loan, 3.50%, 9/10/14

 229,628

 133,847

 BBB-/Baa2

 Fresenius SE, Tranche D-2 Term Loan, 3.50%, 9/10/14

 130,835

 1,720,688

 BB-/B1

 Onex Carestream Finance LP, Term Loan, 5.00%, 2/25/17

 1,413,115

 $

 6,187,612

 Health Care Facilities — 5.3%

 2,370,000

 B/B1

 Ardent Medical Services, Inc., Term Loan, 6.50%, 9/15/15

 $

 2,298,900

 56,254

 NR/NR

 CHS/Community Health Systems, Inc., Delayed Draw Term Loan, 2.569%, 7/25/14

 52,527

 1,094,093

 BB/Ba3

 CHS/Community Health Systems, Inc., Term Loan, 2.569%, 7/25/14

 1,021,609

 3,471,473

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.496%, 3/31/17

 3,227,748

 2,698,472

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.496%, 11/18/13

 2,550,056

 1,645,875

 B/Ba3

 Iasis Healthcare, Term Loan, 5.00%, 5/3/18

 1,532,721

 2,065,000

 BB-/Ba3

 Select Medical Corp., Tranche B Term Loan, 5.50%, 6/1/18

 1,871,406

 2,706,667

 B+/Ba2

 Sun Healthcare Group, Inc., Term Loan, 7.50%, 10/18/16

 2,314,200

 Health Care Facilities — (continued)

 1,159,847

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan, 4.00%, 11/15/16

 $

 1,114,033

 $

 15,983,200

 Health Care Services — 8.5%

 819,625

 NR/NR

 AccentCare, Inc., Term Loan, 6.50%, 12/22/16

 $

 758,153

 738,750

 B+/Ba3

 Alliance HealthCare Services, Initial Term Loan, 5.50%, 6/1/16

 679,650

 947,118

 B+/B1

 Aveta Inc., NAMM Term Loan, 8.50%, 4/14/15

 909,233

 600,000

 BB-/B1

 Butler Animal Health Supply LLC, Tranche B Term Loan, 0.00%, 12/31/15

 586,500

 2,232,633

 (e)

 B-/B3

 CCS Medical, Inc., First Lien Term Loan, 9.00%, 3/31/15

 1,793,552

 831,054

 B-/B3

 CCS Medical, Inc., Second Lien Term Loan, 3.00%, 3/31/16

 467,468

 3,093,750

 B+/Ba2

 Gentiva Health Services, Inc., Term Loan B-1, 4.75%, 8/17/16

 2,722,500

 1,444,043

 BB-/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.50%, 8/4/16

 1,370,036

 2,044,835

 CCC-/B2

 LifeCare Holdings, Term Loan, 7.996%, 2/1/16

 2,034,611

 2,538,638

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.00%, 2/9/17

 2,297,467

 1,125,397

 B/B2

 National Speciality Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

 1,108,516

 99,490

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 6.25%, 1/31/17

 97,998

 818,923

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 6.25%, 1/31/17

 806,639

 2,962,500

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

 2,829,188

 522,749

 B/Ba3

 Renal Advantage, Inc., Term Loan B, 5.75%, 12/17/16

 516,868

 2,150,000

 B/Ba3

 Rural/Metro Operating Company, LLC, First Lien Term Loan, 5.75%, 3/28/18

 2,080,125

 1,361,588

 B+/Ba3

 Surgery Center Holdings, Inc., Term Loan, 6.50%, 2/6/17

 1,348,823

 750,000

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

 716,250

 2,238,750

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16

 2,149,200

 $

 25,272,777

 Health Care Supplies — 1.2%

 1,455,000

 BB-/Ba2

 Alere, Inc., Term Loan B, 4.50%, 6/30/17

 $

 1,374,975

 461,248

 NR/NR

 Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.471%, 4/24/15

 432,709

 1,894,903

 NR/NR

 Bausch & Lomb, Inc., Parent Term Loan, 3.49%, 4/24/15

 1,777,655

 $

 3,585,339

 Health Care Technology — 0.8%

 1,374,390

 BB-/Ba3

 MedAssets, Inc., Term Loan, 5.25%, 11/16/16

 $

 1,312,542

 1,170,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.00%, 9/17/15

 1,140,750

 $

 2,453,292

 Managed Health Care — 0.3%

 947,118

 NR/B1

 Aveta Inc., MMM Term Loan, 8.50%, 4/14/15

 $

 918,705

 Total Health Care Equipment & Services

 $

 54,400,925

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.8%

 Biotechnology — 3.4%

 2,160,000

 NR/B1

 Alkermes, Inc., Term Loan B, 0.00%, 6/9/17

 $

 2,095,200

 3,069,575

 BB/B1

 Axcan Intermediate Holdings, Inc., Term Loan, 5.50%, 2/10/17

 2,777,965

 1,236,264

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 6.50%, 4/8/16

 1,196,085

 169,986

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 6.50%, 4/8/16

 164,462

 550,000

 BB-/Ba3

 Grifols, Inc., U.S. Tranche B Term Loan, 6.00%, 6/1/17

 542,437

 1,712,982

 B+/B1

 HGI Holdings, Inc., Initial Term Loan, 6.75%, 10/1/16

 1,677,652

 855,000

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-1, 4.25%, 3/15/18

 822,937

 427,500

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-2, 4.25%, 3/15/18

 411,469

 587,813

 BBB-/Ba3

 Warner Chilcott Co. LLC, Term Loan B-3, 4.25%, 3/15/18

 565,770

 $

 10,253,977

 Pharmaceuticals — 0.4%

 2,308,349

 (e)

 NR/NR

 Graceway Pharmaceuticals LLC, Mezzanine Loan , 11/1/13

 $

 9,811

 1,150,000

 NR/B2

 Medpace Intermediateco, Inc., Term Loan, 6.50%, 6/19/17

 1,104,000

 $

 1,113,811

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 11,367,788

 DIVERSIFIED FINANCIALS — 2.7%

 Consumer Finance — 0.7%

 2,500,000

 B+/B2

 Springleaf Finance Funding Co., Initial Loan, 5.50%, 5/10/17

 $

 2,314,582

 Investment Banking & Brokerage — 0.2%

 250,000

 BB-/Ba3

 LPL Holdings, Inc., Term Loan, 0.00%, 6/28/13

 $

 244,583

 311,633

 B+/Ba3

 LPL Holdings, Inc., Term Loan, 5.25%, 6/28/17

 308,517

 $

 553,100

 Other Diversified Financial Services — 0.6%

 369,473

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $

 377,786

 880,527

 B-/NR

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

 900,339

 500,000

 NR/Ba2

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 0.00%, 11/30/17

 478,250

 $

 1,756,375

 Specialized Finance — 1.2%

 1,661,362

 CCC+/B2

 Collect Acquisition Corp., Advance Term Loan B, 8.00%, 5/15/13

 $

 1,635,404

 Specialized Finance — (continued)

 1,926,131

 BB+/Ba1

 MSCI, Inc., Term Loan B-1, 3.75%, 3/14/17

 $

 1,898,843

 $

 3,534,247

 Total Diversified Financials

 $

 8,158,304

 INSURANCE — 1.7%

 Insurance Brokers — 1.6%

 835,125

 B/B2

 HUB International, Ltd., Additional Term Loan, 6.75%, 6/13/14

 $

 807,984

 848,749

 B/B2

 HUB International, Ltd., Delayed Draw Term Loan, 2.746%, 6/13/14

 780,849

 3,077,842

 B/B2

 HUB International, Ltd., Initial Term Loan, 2.746%, 6/13/14

 2,831,615

 491,250

 B-/B3

 USI Holdings Corp., New Term Loan Series C, 7.00%, 5/5/14

 474,056

 $

 4,894,504

 Multi-line Insurance — 0.1%

 230,528

 B/B2

 AMWINS Group, Inc., Initial Term Loan, 4.536%, 6/8/13

 $

 219,001

 Total Insurance

 $

 5,113,505

 REAL ESTATE — 1.6%

 Diversified Real Estate Investment Trust — 0.8%

 2,500,000

 CCC+/Ca

 Spirit Finance Corp., Term Loan, 3.429%, 8/1/13

 $

 2,262,500

 Real Estate Development — 0.2%

 592,500

 B/Ba3

 Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%, 4/8/16

 $

 533,250

 Real Estate Services — 0.6%

 1,000,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche Term Loan C, 3.471%, 3/4/18

 $

 957,500

 1,000,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche Term Loan D, 3.705%, 9/4/19

 955,833

 $

 1,913,333

 Total Real Estate

 $

 4,709,083

 SOFTWARE & SERVICES — 9.9%

 Application Software — 4.1%

 987,035

 BB-/Ba2

 Allen Systems Group, Inc., Term Loan B, 6.50%, 11/21/15

 $

 979,632

 1,381,538

 BB-/Ba2

 NDS Finance, Ltd., Tranche B Loan, 4.00%, 3/12/18

 1,291,737

 1,577,288

 BB+/Ba1

 Nuance Communications, Inc., Term Loan C, 3.23%, 3/31/16

 1,517,351

 3,509,527

 NR/B1

 Serena Software, Inc., Extended Term Loan, 4.252%, 3/10/16

 3,263,860

 1,995,000

 B+/B1

 Verint Systems, Inc., Term Loan, 4.50%, 10/27/17

 1,925,175

 1,941,741

 B+/B1

 Vertafore, Inc., First Lien Term Loan, 5.25%, 7/29/16

 1,864,072

 1,000,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

 970,000

 500,000

 B/Ba3

 Wall Street Systems Holdings, Inc., First Lien Term Loan, 5.50%, 6/20/17

 485,625

 $

 12,297,452

 Data Processing & Outsourced Services — 0.9%

 496,250

 BBB-/Ba1

 Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16

 $

 496,250

 1,471,313

 BB-/Ba3

 Fifth Third Processing Solutions LLC, First Lien Term Loan B-1, 4.50%, 11/3/16

 1,405,103

 802,493

 B-/Caa1

 First Data Corp., Dollar Term Loan, 4.217%, 3/26/18

 711,878

 85,401

 B+/B1

 First Data Corp., Term Loan B-2, 2.967%, 9/24/14

 72,093

 $

 2,685,324

 IT Consulting & Other Services — 1.3%

 2,500,000

 BB/Ba3

 SunGard Data Systems, Inc., Incremental Term Loan B, 3.705%, 2/28/14

 $

 2,387,500

 1,623,362

 BB/Ba3

 SunGard Data Systems, Inc., Tranche A U.S.Term Loan, 1.957%, 2/28/14

 1,525,961

 $

 3,913,461

 Systems Software — 3.6%

 1,492,500

 NR/B1

 Applied Systems, Inc., First Lien Term Loan, 5.50%, 12/8/16

 $

 1,462,650

 1,300,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17

 1,254,500

 1,800,000

 BB+/Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 3.75%, 4/21/18

 1,719,000

 1,466,667

 NR/NR

 Infor Enterprise Solutions Holdings, Inc., Delayed Draw Term Loan, 6.471%, 3/2/14

 1,149,867

 2,533,333

 NR/NR

 Infor Enterprise Solutions Holdings, Inc., Second Lien Initial Dollar Term Loan, 6.471%, 3/2/14

 1,938,000

 2,069,813

 BB+/Ba1

 Rovi Solutions Corp., Tranche B Loan, 4.00%, 2/7/18

 2,024,535

 237,780

 B+/B1

 Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16

 235,402

 1,034,183

 BB/Ba3

 Vangent, Inc., Term Loan, 2.22%, 2/14/13

 1,026,427

 $

 10,810,381

 Total Software & Services

 $

 29,706,618

 TECHNOLOGY HARDWARE & EQUIPMENT — 2.7%

 Communications Equipment — 0.8%

 997,500

 BB/Ba3

 CommScope, Inc., Term Loan, 5.00%, 1/14/18

 $

 962,587

 1,481,288

 BB-/Ba3

 TowerCo Finance LLC, Term Loan, 5.25%, 2/2/17

 1,422,036

 $

 2,384,623

 Electronic Components — 0.5%

 35,729

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Loan A-1-B, 2.471%, 10/1/14

 $

 35,357

 1,136,929

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Loan A-3, 2.438%, 10/1/14

 1,125,085

 Electronic Components — (continued)

 432,375

 B-/B2

 Generac Acquisition Corp., First Lien Term Loan, 2.737%, 11/10/13

 $

 419,064

 $

 1,579,506

 Electronic Equipment & Instruments — 0.5%

 1,692,500

 B/B2

 Scitor Corp., Term Loan, 5.00%, 2/15/17

 $

 1,557,100

 Electronic Manufacturing Services — 0.5%

 749,889

 NR/NR

 FCI USA, Inc., Facility Term Loan B-1, 3.621%, 11/1/13

 $

 733,017

 749,889

 NR/NR

 FCI USA, Inc., Facility Term Loan B-5-B, 3.621%, 11/1/13

 733,016

 $

 1,466,033

 Technology Distributors — 0.4%

 1,211,685

 B+/B1

 Securus Technologies, Inc., First Lien Term Loan, 5.25%, 5/31/17

 $

 1,175,335

 Total Technology Hardware & Equipment

 $

 8,162,597

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%

 Semiconductors — 0.6%

 1,390,975

 BB+/Ba2

 Intersil Corp., Term Loan, 4.75%, 4/27/16

 $

 1,346,638

 447,750

 BB+/Ba1

 Microsemi Corp., Term Loan, 4.00%, 11/2/17

 433,198

 $

 1,779,836

 Semiconductor Equipment — 0.6%

 500,000

 NR/B1

 Aeroflex, Inc., Tranche B Term Loan, 4.25%, 5/9/18

 $

 472,500

 1,500,000

 BB+/Ba3

 Sensata Technology BV/ Sensata Technology Finance Co. LLC, Term Loan, 4.00%, 8/21/13

 1,449,375

 $

 1,921,875

 Total Semiconductors & Semiconductor Equipment

 $

 3,701,711

 TELECOMMUNICATION SERVICES — 7.5%

 Alternative Carriers — 2.2%

 6,500,000

 NR/NR

 Level 3 Financing, Inc., Tranche A Term Loan, 2.495%, 3/13/14

 $

 6,077,500

 498,750

 B/Ba3

 PAETEC Holding Corp., Term Loan, 5.00%, 5/31/18

 496,256

 $

 6,573,756

 Integrated Telecommunication Services — 3.2%

 EURO

 745,314

 B/B2

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Casema Facility Term Loan B-3, 4.598%, 3/31/17

 $

 1,067,737

 EURO

 257,598

 NR/B2

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Casema Facility Term Loan B-4, 4.598%, 3/31/17

 369,035

 EURO

 849,351

 NR/NR

 Amsterdamse Beheer-En Consultingmaatschappij B.V., Kabelcom Facility Term Loan B-2, 4.598%, 3/31/17

 1,216,780

 1,000,000

 NR/NR

 Hargray Acquisition Co., Second Lien Term Loan, 5.769%, 1/29/15

 927,500

 3,922,151

 B+/B1

 Telesat Canada, U.S. Term I Loan, 3.23%, 10/31/14

 3,736,829

 336,906

 B+/B1

 Telesat Canada, U.S. Term II Loan, 3.23%, 10/31/14

 320,987

 264,308

 BB-/Ba3

 West Corp., Term Loan B-2, 2.625%, 10/24/13

 252,745

 642,835

 BB-/Ba3

 West Corp., Term Loan B-5, 4.50%, 7/15/16

 618,729

 1,160,174

 NR/NR

 Windstream Corp., Tranche B-2 Term Loan, 2.993%, 12/17/15

 1,123,919

 $

 9,634,261

 Wireless Telecommunication Services — 2.1%

 5,594,702

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.071%, 11/3/16

 $

 5,238,040

 698,249

 BB/NR

 MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.00%, 3/19/18

 648,499

 497,500

 BB-/B1

 Syniverse Holdings, Inc., Term Loan, 5.25%, 12/21/17

 487,550

 $

 6,374,089

 Total Telecommunication Services

 $

 22,582,106

 UTILITIES — 3.1%

 Electric Utilities — 1.7%

 872,813

 BB-/Ba3

 Equipower Resources Holdings LLC, Term Loan, 5.75%, 1/26/18

 $

 842,264

 792,952

 (a)(d)(e)

 CC/Ca

 GBGH LLC (US Energy), First Lien Term Loan, 0.00%, 6/9/13

 132,423

 337,141

 (a)(d)(e)

 CC/Ca

 GBGH LLC (US Energy), Second Lien Term Loan, 0.00%, 6/9/14

 3,371

 5,506,137

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.74%, 10/10/17

 4,060,776

 $

 5,038,834

 Independent Power Producers & Energy Traders — 1.4%

 1,630,913

 BB+/Ba1

 AES Corp., Initial Term Loan, 4.25%, 6/1/18

 $

 1,577,228

 1,720,688

 B+/B1

 Calpine Corp., Term Loan, 4.50%, 4/1/18

 1,600,239

 275,941

 B/Ba3

 Mach Gen LLC, First Lien Synthetic LC Loan, 0.00%, 2/22/13

 254,038

 860,000

 BB+/NR

 NRG Energy, Inc., Term Loan, 4.00%, 7/1/18

 836,350

 $

 4,267,855

 Total Utilities

 $

 9,306,689

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost $446,592,299)

 $

 410,189,345

 CLAIMS — 0.0% OF NET ASSETS

 CAPITAL GOODS — 0.0%

 Aerospace & Defense — 0.0%

 1,200,000

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.00%

 $

 —

 2,500,000

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.00%

 —

 2,500,000

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.00%

 —

 2,130,600

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.00%

 —

 1,500,000

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., GE Claim-Escrow, 0.00%

 —

 1,264,500

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.00%

 —

 1,404,900

 (a)(d)(g)

 NR/NR

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.00%

 —

 $

 —

 Total Capital Goods

 $

 —

 TOTAL CLAIMS

 (Cost $—)

 $

 —

 CORPORATE NOTES — 11.1% OF NET ASSETS

 ENERGY — 1.1%

 Oil & Gas Drilling — 0.2%

 600,000

 B-/B3

 Offshore Group Investments, Ltd.,  11.50%, 8/1/15

 $

 639,000

 Oil & Gas Exploration & Production — 0.9%

 2,490,000

 BB-/B1

 Denbury Resources, Inc.,  8.25%, 2/15/20

 $

 2,623,837

 Total Energy

 $

 3,262,837

 MATERIALS — 0.9%

 Paper Packaging — 0.3%

 1,000,000

 B/B1

 Berry Plastics Corp.,  4.999%, 2/15/15

 $

 940,000

 Paper Products — 0.6%

 1,750,000

 (g)

 B+/B1

 Appleton Papers, Inc.,  10.50%, 6/15/15 (144A)

 $

 1,754,375

 Total Materials

 $

 2,694,375

 CAPITAL GOODS — 1.2%

 Aerospace & Defense — 0.8%

 550,000

 BBB-/Ba3

 Digitalglobe, Inc.,  10.50%, 5/1/14

 $

 589,875

 1,850,000

 BB-/Ba3

 Spirit AeroSystems, Inc.,  7.50%, 10/1/17

 1,910,125

 $

 2,500,000

 Construction & Farm Machinery & Heavy Trucks — 0.4%

 1,000,000

 B+/B3

 Manitowoc Co., Inc.,  9.50%, 2/15/18

 $

 1,037,500

 Total Capital Goods

 $

 3,537,500

 CONSUMER DURABLES & APPAREL — 0.3%

 Housewares & Specialties — 0.3%

 1,000,000

 BB-/Ba3

 Jarden Corp.,  8.00%, 5/1/16

 $

 1,066,250

 Total Consumer Durables & Apparel

 $

 1,066,250

 MEDIA — 0.3%

 Advertising — 0.3%

 936,000

 B+/B2

 MDC Partners, Inc.,  11.00%, 11/1/16

 $

 1,007,370

 Total Media

 $

 1,007,370

 RETAILING — 0.7%

 Catalog Retail — 0.7%

 1,825,000

 (g)

 BB+/Ba2

 QVC, Inc.,  7.50%, 10/1/19 (144A)

 $

 1,966,437

 Total Retailing

 $

 1,966,437

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.8%

 Pharmaceuticals — 5.8%

 9,429,000

 (a)

 NR/NR

 Azithromycin Royalty Sub LLC,  16.00%, 5/15/19 (144A)

 $

 8,674,680

 14,672,884

 (a)(e)

 NR/NR

 Celtic Pharma Phinco B.V.,  17.00%, 6/15/12 (144A)

 5,742,087

 381,363

 (a)(b)(e)

 NR/NR

 Pharma VI,  5.56%, 10/15/14 (144A)

 343,226

 1,261,890

 (a)(e)

 NR/NR

 Pharma X,  15.50%, 3/30/17 (144A)

 1,261,890

 1,496,355

 (a)(e)

 NR/NR

 TCD Pharma,  16.00%, 4/15/24 (144A)

 1,271,902

 $

 17,293,785

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,293,785

 DIVERSIFIED FINANCIALS — 0.4%

 Consumer Finance — 0.1%

 200,000

 BBB/Baa1

 Capital One Financial Corp.,  7.375%, 5/23/14

 $

 225,048

 Other Diversified Financial Services — 0.3%

 500,000

 (g)

 BB-/NR

 Lodestone Re, Ltd.,  8.265%, 5/17/13 (144A)

 $

 499,350

 Other Diversified Financial Services — (continued)

 500,000

 (g)

 BB/NR

 Lodestone Re, Ltd.,  6.025%, 1/8/14 (144A)

 $

 493,200

 $

 992,550

 Total Diversified Financials

 $

 1,217,598

 REAL ESTATE — 0.3%

 Specialized Real Estate Investment Trusts — 0.3%

 750,000

 BBB-/Baa2

 Hospitality Properties Trust,  7.875%, 8/15/14

 $

 835,031

 Total Real Estate

 $

 835,031

 TELECOMMUNICATION SERVICES — 0.1%

 Integrated Telecommunication Services — 0.1%

 300,000

 BB/Ba2

 Frontier Communications Corp.,  8.25%, 5/1/14

 $

 320,250

 Total Telecommunication Services

 $

 320,250

 TOTAL CORPORATE NOTES

 (Cost $41,931,343)

 $

 33,201,433

 Shares

 Value

 COMMON STOCKS — 7.1% OF NET ASSETS

 ENERGY — 0.0%

 Oil & Gas Drilling — 0.0%

 138

 (a)(d)(g)

 TARH E&P Holdings GP LLC  , Class A Membership Interest

 $

 1

 130,056

 (a)(d)(e)

 TARH E&P Holdings, L.P.  , Class A Partnership Interest

 1,301

 $

 1,302

 Total Energy

 $

 1,302

 MATERIALS — 0.1%

 Commodity Chemicals — 0.1%

 18,750

 (g)

 Georgia Gulf Corp.

 $

 397,312

 Total Materials

 $

 397,312

 TRANSPORTATION — 0.1%

 Airlines — 0.0%

 3,514

 (g)

 Delta Air Lines, Inc.

 $

 26,460

 Trucking — 0.1%

 12,887

 (g)

 SIRVA Worldwide, Inc.

 $

 193,305

 Total Transportation

 $

 219,765

 AUTOMOBILES & COMPONENTS — 5.2%

 Auto Parts & Equipment — 5.2%

 829

 (g)

 Delphi Dip Hold Co. LLP  , Class B Subscription

 $

 15,612,833

 Total Automobiles & Components

 $

 15,612,833

 CONSUMER DURABLES & APPAREL — 0.0%

 Apparel, Accessories & Luxury Goods — 0.0%

 569

 (g)

 Orchard Brands Corp.

 $

 1,423

 Total Consumer Durables & Apparel

 $

 1,423

 CONSUMER SERVICES — 0.3%

 Leisure Facilities — 0.3%

 1,306

 (d)(g)

 Lake at Las Vegas A Shares

 $

 757,747

 9

 (d)(g)

 Lake at Las Vegas B Shares

 5,243

 $

 762,990

 Total Consumer Services

 $

 762,990

 MEDIA — 1.3%

 Broadcasting — 0.3%

 376

 (d)(g)

 New Young Broadcasting Holding Co.

 $

 1,052,800

 Movies & Entertainment — 1.0%

 140,010

 (g)

 Metro Goldwyn Mayer, Inc.

 $

 2,856,204

 Total Media

 $

 3,909,004

 HEALTH CARE EQUIPMENT & SERVICES — 0.0%

 Health Care Services — 0.0%

 15,034

 (g)

 CCS Medical, Inc.

 $

 90,204

 Total Health Care Equipment & Services

 $

 90,204

 TELECOMMUNICATION SERVICES — 0.1%

 Alternative Carriers — 0.1%

 57,813

 (g)

 Clearwire Corp.

 $

 185,580

 Total Telecommunication Services

 $

 185,580

 UTILITIES — 0.0%

 Electric Utilities — 0.0%

 1,589

 (a)(d)(g)

 GBGH LLC Membership Interest

 $

 16

 Total Utilities

 $

 16

 TOTAL COMMON STOCKS

 (Cost $11,933,527)

 $

 21,180,429

 CONVERTIBLE PREFERRED STOCK — 0.6%

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.6%

 Biotechnology — 0.6%

 153,554

 Molecular Insight Pharmaceuticals, Inc.

 $

 1,689,094

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,689,094

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $1,305,209)

 $

 1,689,094

 LIQUIDATING TRUSTS — 0.0% OF NET ASSETS

 ENERGY — 0.0%

 Oil & Gas Drilling — 0.0%

 4,995,000

 (d)

 Crusader Energy Group, Inc. , Liquidating Trust

 $

 —

 Total Energy

 $

 —

 CONSUMER SERVICES — 0.0%

 Hotels, Resorts & Cruise Lines — 0.0%

 3,377,886

 (d)(g)

 Yellowstone Mountain Club LLC  , Liquidating Trust

 $

 —

 Total Consumer Services

 $

 —

 TOTAL LIQUIDATING TRUSTS

 (Cost $—)

 $

 —

 RIGHTS/WARRANTS — 0.9% OF NET ASSETS

 CONSUMER SERVICES — 0.0%

 Leisure Facilities — 0.0%

 38

 (d)(g)

 Lake at Las Vegas Series C, Expires7/15/15

 $

 —

 52

 (d)(g)

 Lake at Las Vegas Series D, Expries 7/15/15

 —

 58

 (d)(g)

 Lake at Las Vegas Series E, Expires 7/15/15

 —

 66

 (d)(g)

 Lake at Las Vegas Series F, Expires 7/15/15

 —

 75

 (d)(g)

 Lake at Las Vegas Series G, Expires 7/15/15

 —

 $

 —

 Total Consumer Services

 $

 —

 MEDIA — 0.9%

 Broadcasting — 0.9%

 1,018

 (d)(g)

 New Young Broadcasting Holding Co.  , Expires 12/1/24

 $

 2,850,400

 Total Media

 $

 2,850,400

 TOTAL RIGHTS/WARRANTS

 (Cost $2,002,318)

 $

 2,850,400

 TOTAL INVESTMENTS IN SECURITIES — 158.8%

 (Cost $510,283,232) (h)

 $

 475,631,080

 OTHER ASSETS AND LIABILITIES — 2.1%

 $

 6,381,292

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE — (60.9)%

 $

 (182,486,401)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 299,525,971

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2011.

 NR

 Security not rated by S&P or Moody’s.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2011, the value of these securities amounted to $35,486,060 or 11.8% of total net assets applicable to common shareowners.

 (a)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $60,937,837. The aggregate fair value of $30,890,638 represents 11.3% of the total net assets applicable to common shareowners.

 (b)

 Floating Rate Note. The rate shown is the coupon rate at August 31, 2011.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). (See Note 1A)

 (e)

 Payment-in-Kind (PIK) security which may pay interest in the form of additional principal.

 (f)

 The company and agent bank are in the process of negotiating forbearance.

 (g)

 Non-income producing.

 (h)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $510,279,177 was as follows:

 Aggregate gross unrealized gain in which there is an excess of value over tax cost

 $

 18,272,300

 Aggregate gross unrealized loss in which there is an excess of tax cost over value

 (52,920,397)

 Net unrealized gain

 $

 (34,648,097)

 For financial reporting purposes net unrealized loss on investments was $34,652,152 and cost of investments aggregated $510,283,232.

 Glossary of Terms:

 LC - Letter of Credit

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 - Australian Dollar

 EURO

 - Euro

For the period ended August 31, 2011, the Trust had an unfunded loan commitment amounting to $196,782 (excluding unrealized depreciation on that commitment of $3,416 as of August 31, 2011), which could be extended at the option of the borrower, pursuant to the loan agreement:

 Borrower

 Unfunded Loan Commitment

 National Specialty Hospitals, Inc., Delayed Draw Term Loan

 $   196,782

Pioneer Floating Rate Trust| Quarterly Report | 8/31/11

Schedule of Investments | 8/31/11 (unaudited) (continued)

 Level 1

 Level 2

 Level 3

 Total

 Collateralized loan obligations

$
—

$
—

$
6,520,379

$
6,520,379

 Senior secured floating rate loan interests (oil & gas drilling)

—

1,677,614

484,195

2,161,809

 Senior secured floating rate loan interests (cable & satellite)

—

17,804,207

9,143,646

26,947,853

 Senior secured floating rate loan interests (electric utilities)

—

4,903,040

135,794

5,038,834

 Senior secured floating rate loan interests (other industries)

—

376,040,849

—

376,040,849

 Claims

—

—

—

—

 Corporate notes (pharmaceuticals)

—

—

17,293,785

17,293,785

 Corporate notes (other industries)

—

15,907,648

—

15,907,648

 Common stocks (oil & gas drilling)

—

—

1,302

1,302

 Common stocks (leisure facilities)

—

—

762,990

762,990

 Common stocks (broadcasting)

—

—

1,052,800

1,052,800

 Common stocks (electric utilities)

—

—

16

16

 Common stocks (other industries)

609,352

18,753,969

—

19,363,321

 Convertible preferred stock

—

1,689,094

—

1,689,094

 Liquidating trusts

—

—

—

—

 Rights/Warrants

—

—

2,850,400

2,850,400

 Total

$
609,352

$
436,776,421

$
38,245,307

$
475,631,080

 Other Financial Instruments*

$
(182,890
)

$
(3,416
)

$
—

$
(186,306
)

Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods are categorized as Level 3.

The following is a summary of the inputs used as of August 31, 2011, in valuing the Trust’s investments:

* Other financial instruments include foreign exchange contracts and net unrealized depreciation on unfunded loan commitments.

Pioneer Floating Rate Trust| Quarterly Report | 8/31/11

Schedule of Investments | 8/31/11 (unaudited) (continued)

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as

 of 11/30/10

 Realized

 gain (loss)

 Change in

 unrealized

 appreciation

 (depreciation)

 Net

 purchase

 (sales)

 Transfer in

 and out of

 Level 3*

 Balance as

 of 8/31/11

 Collateralized loan obligations

$
4,928,964

$
—

$
1,591,415

$
—

$
—

$
6,520,379

 Senior secured floating rate loan interests (oil & gas drilling)

1,360,984

—

20,610

(897,399
)

—

484,195

 Senior secured floating rate loan interests (cable & satellite)

10,509,939

—

(1,366,293
)

—

—

9,143,646

 Senior secured floating rate loan interests (electric utilities)

333,042

—

(168,282
)

(28,966
)

—

135,794

 Corporate notes (biotechnology)

4,391,415

(1,714,336
)

1,954,140

(4,631,219
)

—

—

 Corporate notes (pharmaceuticals)

16,805,356

—

(1,369,223
)

1,857,652

—

17,293,785

 Common stocks (oil & gas drilling)

1,301

—

1

—

—

1,302

 Common stocks (oil & gas equipment & services)

49,129

405,636

(48,915
)

(405,850
)

—

—

 Common stocks (leisure facilities)

614,918

—

148,072

—

—

762,990

 Common stocks (broadcasting)

563,248

—

489,552

—

—

1,052,800

 Common stocks (electric utilities)

16

—

—

—

—

16

 Rights/Warrants

1,524,964

—

1,325,436

—

—

2,850,400

 Ending balance

$
41,083,276

$
(1,308,700
)

$
2,576,513

$
(4,105,782
)

$
—

$
38,245,307

.

* Transfers are calculated beginning of period

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.